Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss for the year	$ (3,525,997)	$ (4,102,608)	$ (4,874,082)
Add non-cash items:
Amortization	1,310,888	346,532	388,859
Share-based compensation	44,246	263,672	473,103
Accrued interest	322,935	753,555	323,931
Shares issued in lieu of consulting fees	35,000	1,521,667	510,000
(Gain) / loss on debt settlement	(273,247)	0	191,773
Unrealized foreign exchange loss (gain)	91,697	27,761	(63,704)
Impairment of asset	0	1,874	3,985
Fair value of derivative	(206,726)	144,952	866,238
Gain on disposal of asset	(266,901)	0	0
Changes in non-cash working capital items
Sales tax payable	160,584	222,524	198,306
Prepaid expenses	117,976	(141,432)	(31,325)
Accounts receivable	(35,456)	161,603	381,349
Accounts payable and accrued liabilities	1,181,654	(276,888)	704,438
Net cash flows used in operating activities	(1,043,347)	(1,076,788)	(927,129)
Investing activity
Cash acquired on business combination	0	149,386	0
Sale of vehicles	410,500	42,798	0
Acquisition of Trucking	0	(1,697,813)	0
Purchase of vehicles	(37,150)	(61,836)	(112,034)
Net cash flows provided (used) by investing activity	373,350	(1,567,465)	(112,034)
Financing activities
Loan repayments	(274,631)	(27,769)	(26,416)
Loan proceeds	677,200	0	0
Convertible note	0	3,115,822	1,192,699
Exercise of options	0	9,000	90,000
Exercise of warrants	0	98,550	30,000
Lease payments	(185,722)	(287,532)	(345,695)
Subscriptions received	0	0	58,650
Net cash flows provided (used) by financing activities	216,847	2,908,071	999,238
Foreign exchange on cash	(22,150)	32,475	0
Change in cash during the year	(475,300)	296,293	(39,925)
Cash - beginning of the year	551,961	255,668	295,593
Cash - end of the year	76,661	551,961	255,668
Supplemental cash flow information:
Income taxes paid	0	0	0
Interest paid	491,806	25,598	28,671
Non Cash Items [Abstract]
Shares issued pursuant to asset acquisition	269,467	1,611,020	0
Shares issued for convertible note settlement	$ 1,000,813	$ 2,966,838	$ 0